Taxation - Income tax (benefit) expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Deferred income tax benefit			¥ (5,451)
Total	¥ 0	$ 0	¥ (5,451)	¥ 0